Note 13 - Trade Receivables, Other Current Receivables, and Prepayments (Details Textual) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Trade receivables [member]
Statement Line Items [Line Items]
Decrease through write-off, financial assets	$ 6.6
Other receivables [member]
Statement Line Items [Line Items]
Decrease through write-off, financial assets	$ 3.9